Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Shareholders' Equity
Summary of changes in the accumulated other comprehensive loss, net of tax

			Unrealized gain on
	Currency	Defined	cash flow hedge and	Total accumulated
	translation	benefit plan	hedge of investments	other comprehensive
(in $ millions)	adjustments	related	in foreign subsidiary	loss
Balance as of December 31, 2021	$(38)	$(128)	$4	$(162)
Net changes during the period, net of tax benefit, $0	(16)	—	9	(7)
Balance as of March 31, 2022	$(54)	$(128)	$13	$(169)

			Unrealized gain on
	Currency	Defined	cash flow hedge and	Total accumulated
	translation	benefit plan	hedge of investments	other comprehensive
(in $ millions)	adjustments	related	in foreign subsidiary	loss
Balance as of December 31, 2020	$(23)	$(160)	$4	$(179)
Net changes during the period, net of tax benefit, $0	(9)	—	—	(9)
Balance as of March 31, 2021	$(32)	$(160)	$4	$(188)

	Currency	Defined	Unrealized gain on	Total accumulated
	translation	benefit plan	hedge of investments	other
(in $ millions)	adjustments	related	in foreign subsidiary	comprehensive loss
Balance as of December 31, 2018	(17)	(26)	4	(39)
Net changes during the year, net of tax benefit(1)	(4)	(55)	—	(59)
Balance as of December 31, 2019	(21)	(81)	4	(98)
Net changes during the year, net of tax benefit(1)	(2)	(79)	—	(81)
Balance as of December 31, 2020	(23)	(160)	4	(179)
Net changes during the year, net of tax expense(1)	(15)	32	—	17
Balance as of December 31, 2021	(38)	(128)	4	(162)
(1)	The tax (expense) benefit relates to defined benefit pension plans and amount to $(10) million, $15 million and $12 million for the years ended December 31, 2021, 2020 and 2019, respectively.